General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2017
POSCO MAPC SA DE CV [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-01
Reason	Merged into POSCO MPPC S.A. de C.V.
POSCO (Zhangjiagang) STS Processing Center Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-01
Reason	Merged into Zhangjiagang Pohang Stainless Steel Co., Ltd.
POSCO Engineering CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-02
Reason	Merged into POSCO ENGINEERING & CONSTRUCTION CO., LTD.
POSCO YongXin Rare Earth Metal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
EPC EQUITIES LLP [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI Guatemala S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
COINSA INGENIERIA Y PETROQUIMICA S.R.L [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI CONSTRUCTION TRADING LLP [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI INC. USA [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI ENGENHARIA E CONSTRUCOES LTDA [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI PERU S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI CONSTRUCCIONES S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
GENTECH INTERNATIONAL INC. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
SANTOS CMI CONSTRUCCIONES DE CHILE S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
COMPANIADEAUTOMATIZACION &CONTROL, GENESYS S.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Disposal
POSCO Electrical Steel India Private Limited [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-03
Reason	Merged into POSCO Maharashtra Steel Private Limited
POSEC Hawaii, Inc. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-05
Reason	Exclusion upon liquidation
PT. POSCO MTECH INDONESIA [Member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-05
Reason	Disposal
POSCO Vietnam Holdings Co., LTD. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-07
Reason	Merged into POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO-VNPC CO., LTD.)
POSCO-Vietnam Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-07
Reason	Merged into POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO-VNPC CO., LTD.)
Yingkou Puxiang Trade Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-07
Reason	Merged into Zhangjiagang Pohang Refractories Co., Ltd
Chongqing POSCO CISL Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-09
Reason	Loss of control
IT Engineering CO. Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-11
Reason	Disposal
POSCO India Delhi Steel Processing Center Private Limited [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-11
Reason	Merged into POSCO India Chennai Steel Processing Center Pvt.Ltd.
POSCO India Ahmedabad Steel Processing Center Pvt.Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-11
Reason	Merged into POSCO India Chennai Steel Processing Center Pvt.Ltd.
Kwanika Copper Corporation [Member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-11
Reason	Change in status due to a decline in stake
USA-SRDC [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2017-12
Reason	Exclusion upon liquidation